Related Party Transactions - Additional Information (Detail) (Jingxinyuan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014 sqkm
Jingxinyuan
Related Party Transaction [Line Items]
Related party, description of transaction	The Group entered into a three-year lease agreement with Jinxinyuan to rent office spaces of 5,462 square meters in Beijing. The rental expense was $178 for the year ended December 31, 2014.
Lease agreement	3 years
Rent office spaces	5,462
Rental expense	$ 178